Stockholders' deficiency (Details Textuals 7)	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Jan. 25, 2014	Dec. 31, 2013 Warrants USD ($)	Dec. 31, 2011 Warrants	Dec. 31, 2013 Issued as broker warrants	Dec. 31, 2013 Issued as broker warrants March 1st, 2015	Dec. 31, 2013 Issued for services	Dec. 31, 2013 Issued for services Installments	Dec. 31, 2013 Placement Agent Warrants [Member] USD ($)
Stockholders Equity Note [Line Items]
Fair value of contingent warrant	5,250,000	[1]	105,000	[2]			500,000
Exercise price of warrants (in Canadian dollars per warrant)								1.20			1.76
Exercise of CDN $0.50 unit warrants										0.50
Number of warrants expired									100,000
Number of placement agent warrants issued						200,000				345,000		5,250,000
Number of warrants exercisable					20,000
Number of installments for vesting of warrants											12
Vesting period of warrant										12 months
Non cash issue costs allocated to common stock						$ 123,810						$ 4,087,586
Non cash issue costs allocated to derivative liability												$ 2,201,008
Fair value assumptions dividend rate												0.00%
Fair value assumptions volatility rate												104.00%
Fair value assumptions risk free rate												1.00%
Fair value assumptions expected term												5 years

[1]	As part of the Company's unit offering the Company has issued 5,250,000 Placement Agent Warrants (note 8(f)). The Placement Agent Warrants have been recognized as non-cash issue costs and the costs have been allocated to common stock and derivative liability. The portion allocated to additional paid in capital was $4,087,586 and the portion allocated to derivative liability was $2,201,008. The Placement Agent warrants have been valued using a simulated probability valuation model using the following assumptions: dividend rate - 0%, volatility - 104%, risk free rate - 1.0% and a term of five years.
[2]	The Company has issued broker warrants as finder's fees in relation to the issuance of certain units. All of the warrants were issued on March 1, 2012 and have an exercise price of CDN $0.50 per warrant. Of the total, 100,000 expire March 1, 2015 and 5,000 expire March 1, 2014.